BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (69)	$ (145)
Less: Current portion	(1,282)	(1,891)
Non-recourse borrowings	13,675	16,243
Associates And Parent
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 13	$ 14
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.90%	7.30%
Term (years) | year	8	9
Carrying value	$ 13,844	$ 16,217
Estimated fair value	13,675	16,243
Add: Unamortized premiums (discounts)	6	(77)	$ 17
Less: Unamortized financing fees	(75)	(68)
Less: Current portion	(1,282)	(1,891)
Non-recourse borrowings	12,493	$ 14,181
Total borrowings	13,844
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,282
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,984
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	874
Non-recourse borrowings | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,570
Non-recourse borrowings | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,942
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 6,192
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.70%	8.90%
Term (years) | year	6	7
Carrying value	$ 7,599	$ 7,413
Estimated fair value	7,555	$ 7,451
Total borrowings	7,599
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	699
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,617
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	495
Non-recourse borrowings | Hydroelectric | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	492
Non-recourse borrowings | Hydroelectric | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,198
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,098
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	6.20%
Term (years) | year	8	7
Carrying value	$ 2,004	$ 3,260
Estimated fair value	1,943	$ 3,249
Total borrowings	2,004
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	250
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	93
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	92
Non-recourse borrowings | Wind | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	420
Non-recourse borrowings | Wind | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	286
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 863
Non-recourse borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.10%	6.00%
Term (years) | year	11	12
Carrying value	$ 3,514	$ 4,808
Estimated fair value	3,484	$ 4,820
Total borrowings	3,514
Non-recourse borrowings | Utility-scale solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	294
Non-recourse borrowings | Utility-scale solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	239
Non-recourse borrowings | Utility-scale solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	196
Non-recourse borrowings | Utility-scale solar | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	474
Non-recourse borrowings | Utility-scale solar | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	366
Non-recourse borrowings | Utility-scale solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,945
Non-recourse borrowings | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.10%	5.30%
Term (years) | year	9	10
Carrying value	$ 727	$ 736
Estimated fair value	693	723
Total borrowings	727
Non-recourse borrowings | Distributed energy & sustainable solutions | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	39
Non-recourse borrowings | Distributed energy & sustainable solutions | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	35
Non-recourse borrowings | Distributed energy & sustainable solutions | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	91
Non-recourse borrowings | Distributed energy & sustainable solutions | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	184
Non-recourse borrowings | Distributed energy & sustainable solutions | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	92
Non-recourse borrowings | Distributed energy & sustainable solutions | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	286
Subscription facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1	$ 149